SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization

Organization: The Company is a financial holding company. The Parent Company’s banking subsidiary, Ballston Spa National Bank (the “Bank”), is a community-based commercial bank and provides a wide range of banking, financing, fiduciary, brokerage and other financial services to corporate, municipal, and individual customers through its thirteen branch offices.

Basis of Presentation

Basis of Presentation: The consolidated financial statements include the accounts of the Parent Company and the Bank and its subsidiary, BSNB Real Estate Company, Inc. All material intercompany accounts and transactions have been eliminated. The Company utilizes the accrual method of accounting for financial reporting purposes. Amounts in the prior year’s consolidated financial statements have been reclassified whenever necessary to conform with the current year’s presentation.

Cash Flows

Cash Flows: Cash and cash equivalents include cash, deposits with other financial institutions with maturities fewer than 90 days, and federal funds sold. Net cash flows are reported for customer loan and deposit transactions, interest bearing deposits in other financial institutions, and federal funds purchased and repurchase agreements.

Use of Estimates

Use of Estimates: The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents: For purposes of the consolidated statements of cash flows, cash and cash equivalents consist of cash on hand, due from banks and short-term investments which include federal funds sold and amounts left on deposit at Federal Reserve Bank of New York (“FRB”) and Certificate of Deposits with other Banks. Net cash flows are reported for customer’s loan and deposit transactions, Federal Home Loan Bank stock and for short-term Federal Home Loan Bank of New York (“FHLB”) advances.

Securities

Securities: All securities are classified as securities available for sale and are reported at fair value, with net unrealized gains or losses reported, net of taxes, in other comprehensive income or loss. Realized gains or losses on the disposition of securities are based on the net proceeds and the amortized cost of the securities sold, using the specific identification method, and are recorded on trade date.

The amortized cost of securities is adjusted for amortization of premium and accretion of discount, which is calculated using the effective interest method and included in interest income. Premiums on callable debt securities are amortized to their earliest call date.

A security is placed on non-accrual status at the time principal and interest become 90 days delinquent. Interest accrued but not received for a security placed on non-accrual is reversed against interest income. At December 31, 2025 and 2024 all securities were current on principal and interest payments.

For available for sale debt securities in an unrealized loss position, management first assesses whether the Company intends to sell, or if it is likely that the Company will be required to sell the security before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the security’s amortized cost basis is written down to fair value through a provision for credit losses charged to earnings. For debt securities available for sale that do not meet either of these criteria, management evaluates whether the decline in fair value has resulted from credit losses or other factors. In making this assessment, management considers both quantitative and qualitative factors. If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of the cash flows expected to be collected is less than the amortized cost basis, a credit loss exists and an allowance for credit losses is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost. Any impairment that has not been recorded through an allowance for credit losses is recognized in other comprehensive income (loss), net of tax. The Company elected the practical expedient of zero loss estimates for securities issued by U.S. government entities and agencies. These securities are either explicitly or implicitly guaranteed by the U.S. government, are highly rated by major agencies and have a long history of no credit losses. Under ASC 326, changes in allowance for credit losses are recorded as provision for, or reversal of, credit loss expense. Losses are charged against the allowance when management believes the uncollectibility of an available for sale security is confirmed or when either of the criteria regarding intent or requirement to sell is met. At December 31, 2025 and 2024, accrued interest receivable on available-for-sale securities totaled $308 thousand and $385 thousand, respectively, and is excluded from the estimate of credit losses.

Loans Held for Sale

Loans Held for Sale: Mortgage loans originated and intended for sale in the secondary market are carried at the lower of aggregate cost or fair value, as determined by outstanding commitments from investors. Net unrealized losses, if any, are recorded as a valuation allowance and charged to earnings.

Mortgage loans held for sale are generally sold with servicing rights retained. The carrying value of mortgage loans sold is reduced by the amount allocated to the servicing right. Gains and losses on sales of mortgage loans are based on the difference between the selling price and the carrying value of the related loan sold.

Loans

Loans: Loans are carried at the principal amount outstanding, net of unearned discount, net deferred loan origination fees and costs, and the allowance for credit losses. Unearned discounts and net deferred loan origination fees and costs are accreted to income using the effective interest method. Loans considered doubtful of collection by management are placed on a nonaccrual status for the recording of interest. Generally, loans past due 90 days or more as to principal or interest are placed on nonaccrual status except for (1) those loans which, in management’s judgment, are adequately secured and in the process of collection, and (2) certain consumer and open-end credit loans which are usually charged-off when they become 120 days past due. Past due status is based on the contractual terms of the loan. When a loan is placed on nonaccrual status, all previously accrued income that has not been collected is reversed. Subsequent cash receipts are generally applied to reduce the unpaid principal balance; however, interest on loans can also be recognized as cash is received. Amortization of the related unearned discount and net deferred loan fees and costs is suspended when a loan is placed on nonaccrual status. Loans are removed from nonaccrual status when they become current as to principal and interest and when, in the opinion of management, the loans are expected to be fully collectible as to principal and interest.

The allowance for credit losses is a valuation account that is deducted from the loans’ amortized cost basis to present the net amount expected to be collected on the loans. Additions are made to the allowance through provisions, which are charged to expense. Loans are charged off against the allowance when management believes the uncollectability of a loan balance is confirmed. Expected recoveries do not exceed the aggregate of amounts previously charged-off and expected to be charged-off. Management estimates the allowance balance on a quarterly basis using relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts.

The Company estimates expected credit losses using relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. The Company’s historical credit loss experience provides the basis for the estimation of expected credit losses. The historical loss experience is determined by portfolio segment and the Company uses the weighted average remaining maturity (WARM) methodology to estimate credit losses over the expected life of the loan. This actual loss experience is adjusted by other qualitative factors based on the risks present for each portfolio segment. These qualitative factors include consideration of the following: changes in economic forecasts, levels of and trends in delinquencies and changes in collateral values; changes in lending policies, procedures and practices; experience, ability and depth of lending management and other relevant staffing and experience; changes in the quality of loan review system; current national and local economic trends and conditions; effect of legal and regulatory factors; and effects of changes in credit concentrations.

Consumer: Consumer loans generally have shorter terms and higher interest rates than residential real estate loans. In addition, consumer loans expand the products and services offered the Bank to better meet the financial services needs of the Bank’s customers. Consumer loans generally involve greater credit risk than residential real estate loans because of the difference in the underlying collateral. Repossessed collateral for a defaulted consumer loan may not provide an adequate source of repayment of the outstanding loan balance because of the greater likelihood of damage to, loss of, or depreciation in the underlying collateral. The remaining deficiency often does not warrant further substantial collection efforts against the borrower beyond obtaining a deficiency judgment. In addition, consumer loan collections depend on the borrower’s personal financial stability. Furthermore, the application of various federal and state laws, including federal and state bankruptcy and insolvency laws, may limit the amount that can be recovered on such loans.

Loans that do not share risk characteristics are evaluated on an individual basis. Loans evaluated individually are not also included in the collective evaluation. For loans that are individually analyzed, the ACL is measured using a discounted cash flow (DCF) method based upon the loan’s contractual effective interest rate, or at the loan’s observable market price, or, if the loan is collateral dependent, at the fair value of the collateral. Factors management considers when measuring the extent of expected credit loss include payment status, collateral value, borrower financial condition, guarantor support and the probability of collecting scheduled principal and interest payments when due. When management determines foreclosure is probable expected credit losses are based on the fair value of the collateral. For collateral dependent loans for which repayment is to be provided substantially through the sale of the collateral, management adjusts the fair value for estimated costs to sell. For collateral dependent loans for which repayment is to be provided substantially through the operation of the collateral, estimated costs to sell are not incorporated into the measurement. Management may also adjust appraised values to reflect estimated market value declines or apply other discounts to appraised values for unobservable factors resulting from its knowledge of circumstances associated with the collateral.

The Company has made an accounting policy election to exclude accrued interest from the amortized cost basis of loans and the Company also excludes accrued interest from the estimate of credit losses on loans. At December 31, 2025 and 2024, the Company’s accrued interest receivable totaled $2.8 million at each period end.

Allowance for Credit Losses on Unfunded Commitments

Allowance for Credit Losses on Unfunded Commitments:

ACL on unfunded commitments is management’s estimate of expected credit losses over the expected contractual term (or life) in which the Company is exposed to credit risk via a contractual obligation to extend credit unless that obligation is unconditionally cancellable by the Company. Unfunded commitments for home equity lines of credit and commercial demand loans are considered unconditionally cancellable for regulatory capital purposes and, therefore, are excluded from the calculation to estimate the ACL on unfunded commitments. For each portfolio, estimated loss rates and funding factors are applied to the corresponding balance of unfunded commitments. For each portfolio, the estimated loss rates applied to unfunded commitments are the same quantitative and qualitative loss rates applied to the corresponding on-balance sheet amounts in determining the ACL on loans. The estimated funding factor applied to unfunded commitments represents the likelihood that the funding will occur and is based upon the Company’s average historical utilization rate for each portfolio.

The ACL on unfunded commitments is included in other liabilities in the Consolidated Balance Sheets. The ACL on unfunded commitments is adjusted through a provision for credit losses recognized in the Consolidated Statements of Income.

Transfers of Financial Assets

Transfers of Financial Assets: Transfers of financial assets are accounted for as sales, when control over the assets has been relinquished. Control over transferred assets is deemed to be surrendered when the assets have been isolated from the Company, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Premises and Equipment

Premises and Equipment: Land is carried at cost. Premises, software, and equipment are carried at cost, less accumulated depreciation and amortization. Depreciation is computed on the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter of the terms of the related leases or the useful lives of the assets, with useful lives ranging from 5 to 18 years.

Federal Home Loan Bank ("FHLB") Stock

Federal Home Loan Bank (“FHLB”) Stock: The Bank is a member of the FHLB system. Members are required to own a certain amount of stock based on the level of borrowings and other factors. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Federal Reserve Bank ("FRB") Stock

Federal Reserve Bank (“FRB”) Stock: The Bank is a member of its regional FRB. FRB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Income Taxes

Income Taxes: Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are reflected at currently enacted income tax rates applicable to the periods in which the deferred tax assets or liabilities are expected to be realized or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through income tax expense. A valuation allowance, if needed, reduces deferred tax assets to the amounts expected to be realized.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Company recognizes interest and/or penalties related to income tax matters in income tax expense.

Loan Commitments and Related Financial Instruments

Loan Commitments and Related Financial Instruments: In the normal course of business, the Company is a party to certain financial instruments with off-balance-sheet risk such as commitments to extend credit, unused lines of credit, and standby letters of credit. The face amount for these items represents the exposure to loss before considering customer collateral or ability to repay. The Company’s policy is to record such instruments when funded.

Wealth Management Assets and Service Fees

Wealth Management Assets and Service Fees: Assets held by the Company in a fiduciary or agency capacity for its customers are not included in the consolidated balance sheets since these assets are not assets of the Company. Fee income is recognized on the accrual method based on the fair value of assets administered.

Employee Benefit Costs

Employee Benefit Costs: The Company maintains a tax qualified noncontributory, defined benefit pension plan that provides benefits to substantially all its employees. Participants receive an annual cash balance benefit based on current annual compensation. Participants also receive an annual interest credit on the balance of their account. Employees become vested upon completing three years of vesting service.

For employees hired prior to 2010, an additional pension benefit is provided to eligible employees based on years of service, multiplied by a percentage of their final average pay. The cost of this plan, which is the net of prior service and interest cost, return on plan assets and amortization of gains and losses, is based upon the actuarial computation of current and future benefits to employees, and is charged to current operating expenses.

The Company also maintains a 401(k) Retirement Plan for the benefit of those employees who meet certain eligibility requirements and have elected to participate in the plan. Employee 401(k) plan expense is the amount of matching contributions. Employee deferrals and employer matching contributions are invested among a variety of investment alternatives at the discretion of the participant. In addition, the Company has salary continuation agreements with select employees that provide defined benefits for a period of years after their separation from service from the Company.

Earnings Per Share

Earnings Per Share: Since there are no stock options or other potential dilutive securities outstanding, basic earnings per share is calculated by dividing net income by the weighted average number of common shares outstanding during the year.

Comprehensive Income

Comprehensive Income: Comprehensive income represents the sum of net income and items of other comprehensive income or loss, which are reported directly in shareholders’ equity, net of tax, such as the change in the net unrealized gain or loss on securities available for sale, net unrealized gain or loss on derivatives, and changes in the funded status of the pension plan. Comprehensive income and its components are included in the consolidated statement of comprehensive income. Accumulated other comprehensive income or loss, which is a component of shareholders’ equity, represents the net unrealized gain or loss on securities available for sale and derivatives, and the funded status of the Company’s defined benefit pension plan.

Loss Contingencies

Loss Contingencies: Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there are any such matters that will have a material effect on the financial statements.

Segment Reporting

Segment Reporting: The Company has a single segment for financial reporting purposes. The Company’s reportable segment is determined by the Chief Financial Officer, who is designated as the chief operating decision maker, based upon information provided about the Company’s products and services offered, primarily banking operations. The segment is also distinguished by the level of information provided to the chief operating decision maker, who uses this information to review performance of various components, such as branches and wealth management component which are then aggregated. The chief operating decision maker will evaluate the financial performance of the Company’s business components such as by evaluating revenue streams, significant expenses, and budget to actual results in assessing the Company’s segment and in the determination of allocating resources. The chief operating decision maker uses revenue streams to evaluate product pricing and significant expenses to assess performance and evaluate return on assets. The chief operating decision maker uses consolidated net income to benchmark the Company against its competitors. The benchmarking analysis coupled with monitoring of budget to actual results are used to assess performance and to establish compensation. Loans, investments, and deposits provide the revenues in the banking operation. Interest expense, provision for credit losses, and salaries and employee benefits provide the significant expense in the banking operation. All of the Company’s operations are domestic.

Goodwill

Goodwill: The excess of the purchase price over the fair value of identifiable tangible and intangible assets acquired, less liabilities assumed, is recorded as goodwill. Goodwill is not amortized, but is reviewed for impairment annually. The Company has selected December 31 as the date to perform the annual impairment test. The Company completed goodwill impairment assessments at December 31, 2025 and 2024, and determined that no impairment charges were required.

Other Real Estate Owned

Other Real Estate Owned: Other real estate owned which consists of properties acquired through foreclosure or by acceptance of a deed in lieu of foreclosure. These assets are initially recorded at the fair value of the property, less any estimated costs of disposal. Credit losses arising from the acquisition of such assets are charged to the allowance for credit losses and subsequent valuation write-downs are charged to non-interest expense and a valuation allowance is established. Operating costs associated with the properties are charged to expense as incurred. Gains and losses on the sale of other real estate owned are included in income when title has passed and the sale has met the minimum down payment requirements prescribed by generally accepted accounting principles.

Dividend Restriction	Dividend Restriction: Banking regulations require maintaining certain capital levels and may limit the dividends paid by the Bank to the Parent Company or by the Parent Company to shareholders.
Fair Value of Financial Instruments

Fair Value of Financial Instruments: Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in a separate note. Fair value estimates involve uncertainties and matter of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect the estimates.

Bank-Owned Life Insurance ("BOLI")

Bank-Owned Life Insurance (“BOLI”): The Bank purchased life insurance policies on certain key executives.

BOLI is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Derivatives

Derivatives: The Company utilizes derivative instruments in the form of interest rate swaps to hedge its exposure to interest rate risk in conjunction with its overall asset/liability management process. In accordance with accounting requirements, the Company formally designates all of its hedging relationships as either fair value hedges, intended to offset the changes in the value of certain financial instruments due to movements in interest rates, or cash flow hedges, intended to offset changes in the cash flows of certain financial instruments due to movement in interest rates, and documents the strategy for undertaking the hedge transactions, and its method of assessing ongoing effectiveness. The Company does not use derivative instruments for speculative purposes.

All derivatives are recognized as either assets or liabilities in the Consolidated Financial Statements at their fair values. For a derivative designated as a cash flow hedge, the gain or loss on the derivative is recorded in other comprehensive income and subsequently reclassified into interest expense in the same period during which the hedged transaction affects earnings. For a derivative designated as a fair value hedge, the gain or loss on the derivative as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings.

The Company formally documents the relationship between derivatives and hedged items, as well as the risk-management objective and the strategy for undertaking hedge transactions at the inception of the hedging relationship. This documentation includes linking cash flow or fair value hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivative instruments that are used are highly effective in offsetting changes in the hedged items.

The Company discontinues hedge accounting when (a) it determines that a derivative is no longer effective in offsetting changes in cash flows of a hedged item; (b) the derivative expires or is sold, terminated or exercised; (c) probability exists that the forecasted transaction will no longer occur; or (d) management determines that designating the derivative as a hedging instrument is no longer appropriate. In all cases in which hedge accounting is discontinued and a derivative remains outstanding, the Company will carry the derivative at fair value in the Consolidated Financial Statements, recognizing changes in fair value in current period income in the Consolidated Statements of Income.

Adoption of New Accounting Standards and Recently Issued Accounting Pronouncements, Not Yet Adopted

Adoption of New Accounting Standards

On December 14, 2023, the FASB issued ASU 2023-09 Income Taxes – Improvements to Income Tax Disclosures, which enhances a company’s income tax disclosures to include additional information related to rate reconciliations and income taxes paid. This guidance is effective for companies with fiscal years beginning after December 15, 2024, and interim periods with fiscal years beginning after December 15, 2025. The Company adopted this standard as of January 1, 2025. The adoption of this standard did not have a material effect on the Company’s consolidated financial statements. See Note 10 for additional income tax disclosures required by this standard.

On November 12, 2025, the FASB issued ASU 2025-08, Financial Instruments—Credit Losses (Topic 326): Purchased Loans. The update expands the population of purchased loans subject to the gross-up approach under Topic 326. Under the new guidance, purchased seasoned loans (excluding credit card receivables) will be accounted for using the gross-up approach. The ASU is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. The Company early adopted this standard effective January 1, 2026.

Recently Issued Accounting Pronouncements, Not Yet Adopted

On November 4, 2024, the FASB issued ASU 2024-03 Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures, which requires companies to disclose additional information about certain expenses. This guidance is effective for companies with fiscal years beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company expects to adopt this standard beginning January 1, 2027. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.